Note 6 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2016	June 30, 2017
Xingang Shipping Ltd. / Joanna Maritime Ltd.	1,103,915	-
Pantelis Shipping Corp.	4,840,000	4,440,000
Noumea Shipping Ltd.	6,360,000	6,360,000
Eirini Shipping Ltd. / Eleni Shipping Ltd. / Areti Shipping Ltd.	11,600,000	11,600,000
Allendale Investments S.A. / Alterwall Business Inc. / Manolis Shipping Ltd. / Saf Concord Shipping Ltd. / Aggeliki Shipping Ltd. /Eternity Shipping Company / Jonathan John Shipping Ltd.	13,120,000	12,200,000
Ultra One Shipping Ltd.	-	10,702,757
Gregos Shipping Ltd.	-	4,750,000
Kamsarmax One Shipping Ltd.	13,333,000	12,866,000
	50,356,915	62,918,757
Less: Current portion	(5,697,915)	(11,432,972)
Long-term portion	44,659,000	51,485,785
Deferred Charges, current portion	148,697	282,976
Deferred charges, long-term portion	292,024	483,929
Long-term debt, current portion net of deferred charges	5,549,218	11,149,996
Long-term debt, long-term portion net of deferred charges	44,366,976	51,001,856
Debt discount	-	(487,900)
Long-term debt, long-term portion net of deferred charges and debt discount	44,366,976	50,513,956

Loan from related party
Euroseas Ltd.	2,000,000	-

Schedule of Future Annual Loan Repayments [Table Text Block]
To June 30:
2018	11,432,972
2019	27,112,972
2020	10,758,813
2021	4,484,000
2022	934,000
Thereafter	8,196,000
Total	62,918,757